RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial Instruments Disclosures Narrative (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)
Disclosure of financial instruments by type of interest rate [line items]
Realized and reclassified from OCI to revenues in the consolidated statements of income (loss)	[1]	$ 7	$ 18	$ (3)
Investments in equity securities
Disclosure of financial instruments by type of interest rate [line items]
Realized and reclassified from OCI to revenues in the consolidated statements of income (loss)				2
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Realized and reclassified from OCI to revenues in the consolidated statements of income (loss)		9	(13)	23
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income		22	(15)
Hedge ineffectiveness loss recognized in Unrealized financial instruments loss in the consolidated statements of income		0	2
Carrying value			360		$ 328
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Realized and reclassified from OCI to revenues in the consolidated statements of income (loss)		(22)	(14)	$ 20
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income		(15)	(9)
Carrying value		$ 566	$ 548			$ 334	$ 227	€ 349	£ 0	$ 259	$ 256	€ 377	£ 99
Derivative, average fixed interest rates		3.00%	3.00%			3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Change in value of hedged item used to determine hedge effectiveness		$ 1	$ 9
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income			1
Carrying value		101
Designated Hedging Instrument | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying value		3,043	3,120
Designated Hedging Instrument | Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying value		2,306	3,048
Not Designated as Hedging Instrument | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying value		1,567	1,593
Not Designated as Hedging Instrument | Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying value		$ 1,388	$ 1,716

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).